Convertible Preferred Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value of Convertible Preferred Stock Warrant Liability

As of December 31, 2013, the Company used a Monte Carlo simulation to calculate the fair value of its convertible preferred stock warrant liability using the following inputs:

December 31, 2013
Volatility	38% - 47%
Expected Term (years)	0.75 - 2.00
Expected dividend yield	0.0%
Risk-free rate	0.12% - 0.38%

Summary of Outstanding Convertible Preferred Stock Warrants

As of December 31, 2013 and November 18, 2014 (IPO date), outstanding convertible preferred stock warrants consisted of:

Issuance date	Contractual Term	Exercise price per share	Number of shares underlying warrant	Fair Value at December 31, 2013	Fair Value at November 18, 2014
January 2009	10 years	$21.60	9,259	$42,444	2,911
2010/2012	10 years	Adjustable	Adjustable	1,422,433	1,217,808

Total				$1,464,877	1,220,719

Series B Warrant liability [Member]
Fair Value of Convertible Preferred Stock Warrant Liability

As December 31, 2014, and March 31, 2015 the Company used a Monte Carlo simulation to calculate the fair value of its Series B Warrant liability. This model is dependent upon several variables such as the warrant’s term, exercise price, current stock price, risk-free interest rate estimated over the contractual term, estimated volatility of our stock over the term of warrant and the estimated market price of our stock during the cashless exercise period. The risk-free rate is based on U.S. Treasury securities with similar maturities as the expected terms of the warrants. The volatility is estimated based on blending the volatility rates for a number of similar publicly-traded companies. The Company used the following inputs:

	December 31, 2014	March 31, 2015
Volatility	86.6%	100%
Expected Term (years)	1.1	.87
Expected dividend yield	0.0%	0.0%
Risk-free rate	0.26%	0.26%

As of November 18, 2014 and December 31, 2014, the Company used a Monte Carlo simulation to calculate the fair value of its Series B Warrant liability. This model is dependent upon several variables such as the warrant’s term, exercise price, current stock price, risk-free interest rate estimated over the contractual term, estimated volatility of our stock over the term of warrant and the estimated market price of our stock during the cashless exercise period. The risk-free rate is based on U.S. Treasury securities with similar maturities as the expected terms of the warrants. The volatility is estimated based on blending the volatility rates for a number of similar publicly-traded companies. The Company used the following inputs:

	November 18, 2014	December 31, 2014
Volatility	64%	86%
Expected Term (years)	1.25	1.1
Expected dividend yield	0.0%	0.0%
Risk-free rate	0.20%	0.26%

Series C Warrant liability [Member]
Fair Value of Convertible Preferred Stock Warrant Liability

The Company has calculated the fair value of the Series C warrants using a Black-Scholes pricing model, which requires the input of highly subjective assumptions including the expected stock price volatility. The Company used the following inputs:

	March 4, 2015	March 31, 2015
Volatility	86%	86%
Expected Term (years)	5.0	4.93
Expected dividend yield	0.0%	0.0%
Risk-free rate	1.37%	1.35%

IPO [Member]
Fair Value of Convertible Preferred Stock Warrant Liability

The Company used a Black Scholes model to calculate the value of these warrants on November 18, 2014 using the following inputs:

November 18, 2014
Volatility	61% - 71.2%
Contractual Term (years)	4.5 - 7.5
Expected dividend yield	0.0%
Risk-free rate	1.50% - 2.09%
Stock Price	$4.00
Exercise Price	$4.87 - $21.60